Property and Equipment - Schedule of Property and Equipment (Details) - Property, Plant and Equipment [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Total	$ 1,504,056	$ 1,839,034
Less: accumulated depreciation	(477,763)	(294,763)
Equipment, net	1,026,293	1,544,271
Computers and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total	175,008	162,063
Vehicles [Member]
Schedule of Property and Equipment [Line Items]
Total	11,938	11,938
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Total	6,113	6,113
Software [Member]
Schedule of Property and Equipment [Line Items]
Total	472,197	820,120
Machinery and equipment [Member]
Schedule of Property and Equipment [Line Items]
Total	$ 838,800	$ 838,800